Revenue Recognition Contract Asset and Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Receivables (included in Trade receivables)	$ 892,625	$ 946,938
Contract asset - Short term	2,736	487
Contract liabilities - Short term	$ 11,107	$ 1,006